Note 7 - Deferred Finance Charges (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Deferred Finance Costs, Gross	$ 3,081,644		$ 3,081,644
Amortization of Financing Costs	$ 325,577	$ 314,959